Related-Party Transactions (Tables)	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of revenue and expense transactions with Tesoro, including expenses directly charged and allocated to our Predecessors, are as follows (in thousands):

	Nine Months Ended September 30,
	2012	2011
Revenues	$98,052	$50,583
Operating and maintenance expenses (a)	12,212	27,724
General and administrative expenses	9,347	5,872
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(a)	Operating and maintenance expenses include imbalance settlement gains of $7.7 million and $5.5 million for the nine months ended September 30, 2012 and 2011, respectively.